GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Variable Annuity Contracts- GMDB GMIB
The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(In Millions)
Balance at January 1, 2014	$1,626	4,203	$5,829
Paid guarantee benefits	(231)	(220)	(451)
Other changes in reserve	334	1,661	1,995
Balance at December 31, 2014	1,729	5,644	7,373
Paid guarantee benefits	(313)	(89)	(402)
Other changes in reserve	1,570	(258)	1,312
Balance at December 31, 2015	2,986	5,297	8,283
Paid guarantee benefits	(357)	(280)	(637)
Other changes in reserve	583	560	1,143
Balance at December 31, 2016	$3,212	$5,577	$8,789

Guaranteed Minimum Death Benefit Reinsurance Ceded
Related GMDB reinsurance ceded amounts were:

GMDB
(In Millions)
Balance at January 1, 2014	$791
Paid guarantee benefits	(114)
Other changes in reserve	155
Balance at December 31, 2014	832
Paid guarantee benefits	(148)
Other changes in reserve	746
Balance at December 31, 2015	1,430
Paid guarantee benefits	(174)
Other changes in reserve	302
Balance at December 31, 2016	$1,558

Schedule of Net Amount of Risk by Product and Guarantee
The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars In Millions)
GMDB:
Account values invested in:
General Account	$13,642	$121	$72	$220	$14,055
Separate Accounts	$40,736	$8,905	$3,392	$33,857	$86,890
Net amount at risk, gross	$237	$154	$2,285	$16,620	$19,296
Net amount at risk, net of amounts reinsured	$237	$108	$1,556	$7,152	$9,053
Average attained age of contractholders	51.2	65.8	72.3	67.1	55.1
Percentage of contractholders over age 70	9.2%	37.1%	60.4%	40.6%	17.1%
Range of contractually specified interest rates	N/A	N/A	3%-6%	3%-6.5%	3%-6.5%
GMIB:
Account values invested in:
General Account	N/A	N/A	$33	$321	$354
Separate Accounts	N/A	N/A	$18,170	$39,678	$57,848
Net amount at risk, gross	N/A	N/A	$1,084	$6,664	$7,748
Net amount at risk, net of amounts reinsured	N/A	N/A	$334	$1,675	$2,009
Weighted average years remaining until annuitization	N/A	N/A	1.6	1.3	1.3
Range of contractually specified interest rates	N/A	N/A	3%-6%	3%-6.5%	3%-6.5%

Schedule of Fair Value of Separate Accounts by Major Category of Investment
The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2016	2015
	(In Millions)
GMDB:
Equity	$69,625	$66,230
Fixed income	2,483	2,686
Balanced	14,434	15,350
Other	348	374
Total	$86,890	$84,640
GMIB:
Equity	$45,931	$43,874
Fixed income	1,671	1,819
Balanced	10,097	10,696
Other	149	170
Total	$57,848	$56,559

No Lapse Guarantee Liabilities
The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders’ liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

	Direct Liability	Reinsurance Ceded	Net
	(In Millions)
Balance at January 1, 2014	$829	$(441)	$388
Other changes in reserves	135	(114)	21
Balance at December 31, 2014	964	(555)	409
Other changes in reserves	120	16	136
Balance at December 31, 2015	1,084	(539)	545
Other changes in reserves	118	(84)	34
Balance at December 31, 2016	$1,202	$(623)	$579